Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss)
Schedule of Accumulated Other Comprehensive income (loss), included in Stockholders Equity

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2019	2018
	(In thousands)
Net unrealized gain on securities available-for-sale	$8,389	$658
Net unrealized loss for funded status of defined benefit plan liability	(1,381)	(671)

	7,008	(13)
Tax effect	(1,472)	3

Net-of-tax amount	$5,536	$(10)